Fair Value of Financial Instruments (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 3 – Fair Value of Financial Instruments

There were no transfers among Levels 1, 2, or 3 during 2018 or 2017.

	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets (Level 1)	Quoted Prices in Inactive Markets (Level 2)	Significant Unobservable Inputs (Level 3)
As of September 30, 2018: (unaudited)
Cash and cash equivalents	$36,814,899	$36,814,899	$–	$–

As of December 31, 2017:
Cash and cash equivalents	$88,067,647	$88,067,647	$–	$–

Note 3 – Fair Value of Financial Instruments

	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets (Level 1)	Quoted Prices in Inactive Markets (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2017:
Cash and cash equivalents	$88,067,647	$88,067,647	$-	$-

As of December 31, 2016:
Cash and cash equivalents	$106,398,919	$106,398,919	$-	$-

There were no transfers between Levels 1, 2, or 3 during 2017 or 2016.